Intangible Assets - Additional Information (Details) - EUR (€)	Apr. 09, 2020	Jun. 30, 2023	Dec. 31, 2022	Nov. 22, 2022	Jun. 30, 2022	Dec. 31, 2021	Jul. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about intangible assets [line items]
Par value per share			€ 0.12	€ 0.01	€ 0.12	€ 0.01		€ 0.01	€ 0.01
Ordinary Shares
Disclosure of detailed information about intangible assets [line items]
Number of shares issued							285,714
Par value per share		€ 0.12	€ 2.48	€ 0.12
Amgen and MTPC | Ordinary Shares
Disclosure of detailed information about intangible assets [line items]
Number of shares issued	8,656,330			8,656,330
Dezima | Ordinary Shares
Disclosure of detailed information about intangible assets [line items]
Number of shares issued	4,910,000
Increase in ordinary shares	€ 83,200,000
Dezima | Amgen Incorporation
Disclosure of detailed information about intangible assets [line items]
Consideration paid	€ 1
Dezima | Amgen and MTPC | Ordinary Shares
Disclosure of detailed information about intangible assets [line items]
Number of shares issued	3,746,330
Par value per share	€ 9.61
Intangible asset recognized	€ 83,200,000